INTEREST IN ASSOCIATES - PRINCIPAL ASSOCIATES (Details) ₽ in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of associates [line items]
Particulars of issued and paid up capital	¥ 121,071			¥ 121,071
PipeChina (i)
Disclosure of associates [line items]
Particulars of issued and paid up capital	¥ 500,000
Percentage of equity held by the Company	9.42%
Percentage of equity held by Company's subsidiaries	4.58%	4.58%	4.58%
Sinopec Finance Company Limited ("Sinopec Finance")
Disclosure of associates [line items]
Particulars of issued and paid up capital	¥ 18,000
Percentage of equity held by the Company	49.00%
Sinopec Capital Co.,Ltd. ("Sinopec Capital")
Disclosure of associates [line items]
Particulars of issued and paid up capital | ₽		₽ 10,000
Percentage of equity held by the Company	49.00%
Zhongtian Synergetic Energy Company Limited ("Zhongtian Synergetic Energy")
Disclosure of associates [line items]
Particulars of issued and paid up capital	¥ 17,516
Percentage of equity held by Company's subsidiaries	38.75%	38.75%	38.75%
Caspian Investments Resources Ltd. ("CIR")
Disclosure of associates [line items]
Particulars of issued and paid up capital | $			$ 10,002
Percentage of equity held by Company's subsidiaries	50.00%	50.00%	50.00%